Consolidated Balance Sheets (Parenthetical) - $ / shares		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	[1]	$ 0.005	$ 0.005
Common stock, shares authorized		Unlimited	Unlimited
Common stock, shares issued		6,406,146	4,422,837	[1]
Common stock, shares outstanding		6,406,146	4,422,837	[1]

[1]	The number of shares outstanding was adjusted retroactively for all period presented to reflect the 5 to 1 reverse stock split change which was effective on October 29, 2020.